Income Taxes (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Amounts in paragraphs)
Effective tax rate on income from continuing operations	19.50%	30.70%	34.10%
Goodwill impairment			$ 570
Recognition of net tax benefits, as a result of the settlement	298	75	35
Recognition of net tax benefits as a result of settlement, interest portion		20	4
Recognition of net tax benefits, as a result of the settlement, in cash	66
Reduction in liability for uncertainty tax provisions	311	60	126
Reduction in liability for uncertainty in income tax provisions related accrued interest portion			44
Reduction in liability for uncertainty in income tax provisions related to goodwill			95
Estimated value of uncertain tax positions	137
Estimated value of uncertain tax positions - accrued interest	11
Net interest income (expense) included in federal and foreign, and state income tax provisions	88	6	(29)
Federal income tax statutory rate	35.00%
Accumulated undistributed foreign earnings
Deferred Tax Liability Not Recognized [Line Items]
Deferred tax liability not recognized	$ 668